Other Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Other Assets [Abstract]
Other Assets

NOTE 6.Other Assets

The following table summarizes the Company’s other assets (in thousands):

	September 30,	December 31,
	2026	2025
Entrance fee receivables (see Note 9)	$70,167	$73,376
Prepaid and other assets(1)	62,235	48,690
Insurance receivables (see Note 3)	1,376	12,491
Other assets	$133,778	$134,557
(1)	Includes costs of acquiring contracts of $28 million and $24 million as of September 30, 2026 and December 31, 2025, respectively, which are amortized over the estimated stay of the resident.

NOTE 6.    Other Assets

The following table summarizes the Company’s other assets (in thousands):

	December 31,
	2025	2024
Entrance fee receivables (see Note 9)	$73,376	$61,273
Prepaid and other assets	48,690	41,421
Insurance receivables (see Note 3)	12,491	19,835
Other assets	$134,557	$122,529